Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on May 22, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 105

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 106

______________

JOHN HANCOCK VARIABLE INSURANCE TRUST

(FORMERLY, JOHN HANCOCK TRUST)

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 663-3000

______________

Thomas Kinzler

Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts  02210

(Name and Address of Agent for Service)

Copies to:

Mark Goshko

Kirkpatrick & Lockhart Preston Gates Ellis LLP

State Street Financial Center

Lincoln Street

Boston, MA 02111-2950

______________

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (April 29, 2013) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 22nd day of May 2013.

JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/ Hugh McHaffie
Hugh McHaffie President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/Hugh McHaffie	President	May 22, 2013
Hugh McHaffie

/s/Charles A. Rizzo	Chief Financial Officer	May 22, 2013
Charles A. Rizzo	(Principal Financial Officer and Principal
Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 22, 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	May 22, 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	May 22, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	May 22, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 22, 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 22, 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	May 22, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	May 22, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 22, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 22, 2013
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	May 22, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	May 22, 2013
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	May 22, 2013
Warren A. Thomson

*By: Power of Attorney

/s/Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact
*Pursuant to Power of Attorney filed herewith

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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